Basis of Presentation	9 Months Ended
Sep. 30, 2023
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 2. BASIS OF PRESENTATION

Basis of Presentation and Statement of Compliance

These condensed interim financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34, “Interim Financial Reporting” using accounting policies consistent with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and International Financial Reporting Interpretations Committee (“IFRIC”). These condensed interim financial statements do not include all of the information required of a full set of annual financial statements and are intended to provide users with an update in relation to events and transactions that are significant to an understanding of the changes in financial position and performance of the Company since the end of the last annual reporting period. It is therefore recommended that these condensed interim financial statements be read in conjunction with the annual financial statements of the Company for the year ended December 31, 2022 and notes thereto contained in the Company’s Form 20-F.

These condensed interim financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these condensed interim financial statements have been prepared using the accrual basis of accounting except for cash flow information.

The condensed unaudited interim financial statements were authorized for issuance by the Audit Committee of the Board of Directors on November 14, 2023.